SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement in Deferred Revenue [Roll Forward]
Deferred revenue, Beginning balance, Current	$ 865	$ 0
Additions, Current	1,555	865
Less: revenue recognized due to expiration, Current	865
Deferred revenue, Ending balance, Current	1,555	865
Deferred revenue, Beginning balance, Noncurrent	10,899	1,770
Additions, Noncurrent	18,784	9,129
Less: revenue recognized due to expiration, Noncurrent	0
Deferred revenue, Ending balance, Noncurrent	$ 29,683	$ 10,899